ADVANCES TO SUPPLIERS (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Advances to suppliers
Advances to suppliers	$ 4,249	¥ 27,725	¥ 11,246,608
Advance to subscribe tokens
Advances to suppliers
Advances to suppliers			10,094,972
Company registration fee
Advances to suppliers
Advances to suppliers			794,692
Advertising Fee
Advances to suppliers
Advances to suppliers			255,259
Others
Advances to suppliers
Advances to suppliers	$ 4,249	¥ 27,725	¥ 101,685